Operating lease and other commitment (Tables)	9 Months Ended
Sep. 30, 2019
Operating Lease And Other Commitment Tables Abstract
Operating lease right-of-use assets
(amounts in dollars)	Operating lease right-of-use asset
Balance as of January 1, 2019	$393,110
Accumulated amortization	(189,376)
Other	(4,486)
Balance as of September 30, 2019	$199,248

Operating lease liability

(amounts in dollars)	Total
Balance as of January 1, 2019	$404,777
Repayments of lease liability	(188,094)
Other	(2,238)
Balances as of September 30, 2019	$214,445
Lease liability due within one year	$66,212
Lease liability long term	$148,233